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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

                    Commission File Number of issuing entity:
                                  333-131209-14

                           RASC Series 2007-KS1 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131209

                    Residential Asset Securities Corporation
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                          New York                                  None
 (State or other jurisdiction of incorporation               (I.R.S. Employer
      or organization of the issuing entity)                 Identification No.)

   c/o Residential Funding Company, LLC, as Master Servicer
                8400 Normandale Lake Boulevard                      55437
                        Minneapolis, Minnesota 55437                (Zip Code)
          (Address of principal executive offices of
                        issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

   Title of Class        Registered/reported pursuant to (check one)                               Name of exchange
                                                                                                  (If Section 12(b))
                                              Section 12(b)    Section 12(g)     Section 15(d)

Home Equity Mortgage Asset-Backed
Pass-Through Certificates, Series 2007-KS1,
in the classes specified herein                 [___]              [___]             [ X ]          _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No


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

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RASC Series 2007-KS1 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated February 6, 2007, and related Prospectus dated December 6, 2006 (together, the "Prospectus"), of the RASC Series 2007-KS1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class M-1S, Class M-2S, Class M-3S, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.


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


ITEM 9 - Exhibits

         (a)      Documents filed as part of this report.

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

         (b)      Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement dated as of January 1, 2007 by and among Residential Asset Securities Corporation, as depositor, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of February 8, 2007, between Residential Funding Company, LLC and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.3 SB-AM Swap Confirmation, dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee for the benefit of RASC Series 2007-KS1 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and U.S. Bank National Association, as supplemental interest trust trustee for the benefit of RASC Series 2007-KS1 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and the Class M Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.4 Swap Confirmation, dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.5 Cap Confirmation, dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).


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


Exhibit 10.6 Class A Corridor Confirmation, dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.7 Class M/Class B Corridor Confirmation, dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 10.8 ISDA Master Agreement, ISDA Schedule to the Master Agreement and ISDA Credit Support Annex to the Schedule to the ISDA Master Agreement, all dated as of February 8, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-KS1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 23, 2007).

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders


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

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2007



                                     RASC Series 2007-KS1 Trust
                                     (Issuing entity)

                                     By:    Residential Funding Company, LLC,
                                            as Master Servicer


                                              By:  /s/ Darsi Meyer
                                                   Name:   Darsi Meyer
                                                   Title:  Director



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


             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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